7. Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

On April 24, 2017, we entered into a two-year industrial/commercial lease within a larger multi-tenant industrial complex with Walnut Park Business Center, LLC. We leased a 2,800-square foot warehouse with a 1,400-square foot office space inside which will allow us to be able to assemble our products as well as efficiently run our administrative operations in the same building. The lease commenced on May 1, 2017 and will end on April 30, 2019. We will pay $3,500 per month until May 1, 2018 when the rent will increase to $3,605 per month. The warehouse is located at 820511 East Walnut Drive North, Walnut, California. The Company purchased a warehouse in Ontario, California in September and subleased the Walnut location to a third party. The Company is no longer obligated to pay for Walnut’s lease. The sublease tenant paid $7,210 as security deposit, shown as other payable in current liability.

The Company did not have operating loss for the three months ended March 31, 2019. Total rent expense was $10,500 for the three months ended March 31, 2018.

Note 7 – Commitments and Contingencies

On April 24, 2017, we entered into a two-year industrial/commercial lease within a larger multi-tenant industrial complex with Walnut Park Business Center, LLC. We leased a 2,800-square foot warehouse with a 1,400-square foot office space inside which will allow us to assemble our products as well as efficiently run our administrative operations in the same building. The lease commenced on May 1, 2017 and will end on April 30, 2019. We will pay $3,500 per month until May 1, 2018 when the rent will increase to $3,605 per month. The warehouse is located at 820511 East Walnut Drive North, Walnut, California. The Company purchased a warehouse in Ontario, California in September and subleased the Walnut location to a third party. The Company is no longer obligated to pay for Walnut’s lease. The sublease tenant paid $7,210 as security deposit, shown as other payable in current liability.

Total rent expense was $13,433 and $51,117 for the years ended December 31, 2018 and 2017, respectively.